Related Party Transactions	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

The following summarizes the Company’s related party transactions, not disclosed elsewhere in these condensed interim consolidated financial statements, during the three months ended March 31, 2023 and 2022. Key management personnel includes the Chief Executive Officer (CEO), Chief Financial Officer (CFO) and certain directors and officers and companies controlled or significantly influenced by them.

Key Management Personnel

	2023	2022
	($)	($)
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	88,179	88,583
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	91,899	91,340
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants.	54,518	56,880
Short-term employee benefits paid or accrued to the Chief Technology Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	77,686	77,048
Short-term employee benefits paid or accrued to a Director of the Company, including share-based compensation vested for incentive stock options and performance warrants.	74,786	73,418
Short-term employee benefits paid or accrued to the Chief People Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	54,036	50,838
Short-term employee benefits paid or accrued to the Chief Innovation Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	-	43,750
Short-term employee benefits paid or accrued to other directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants.	23,826	178,387
Total	464,931	660,242

Other Related Party Payments

Office sharing and occupancy costs of $18,676 during the three months ended March 31, 2023 (December 31, 2022 - $64,741) were paid or accrued to a corporation that shares management in common with the Company.

Amounts Outstanding

a)	At March 31, 2023, a total of $121,235 (December 31, 2022 - $304,623) was included in accounts payable and accrued liabilities owing to officers, directors, or companies controlled by them. These amounts are unsecured and non-interest bearing (Note 11).

b)	At March 31, 2023, a total of $2,567,793 (December 31, 2022 - $2,604,713) of notes are payable to a director of the Company (Note 12).